Equity - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Jun. 30, 2025
Share Repurchase Program [Line Items]
Stock Repurchased During Period, Value			$ 110
American Depositary Shares
Share Repurchase Program [Line Items]
Stock Repurchased During Period, Shares		52,965
Stock Repurchased During Period, Value		$ 110
Share Repurchase Transaction Costs		$ 3
American Depositary Shares | Restricted Stock
Share Repurchase Program [Line Items]
Vesting of share-based compensation (in shares)	201,792